Significant Accounting Policies Significant Accounting Policies - Basis of Presentation (Details) (Foreign Currency Gain (Loss) [Member], Other Non-Operating Income Expense Net [Member], Other operating (income) expense [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Aug. 30, 2012	Sep. 01, 2011
Foreign Currency Gain (Loss) [Member] | Other Non-Operating Income Expense Net [Member] | Other operating (income) expense [Member]
Prior Period Reclassification Adjustment	$ 6	$ 6